SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2022
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	6 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	Lease Term
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years